Schedule of payroll social charges and accruals (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Payroll, social charges and accruals	R$ 604,810	R$ 684,046
Social Security Liabilities [Member]
IfrsStatementLineItems [Line Items]
Payroll, social charges and accruals	64,037	72,490
Social Security Liabilities [Member] | Taxes And Social Contribution [Member]
IfrsStatementLineItems [Line Items]
Payroll, social charges and accruals	46,245	42,748
Social Security Liabilities [Member] | Social Security Charges On Paid Vacation And 13th Salary [Member]
IfrsStatementLineItems [Line Items]
Payroll, social charges and accruals	17,792	29,742
Labor Liabilities [Member]
IfrsStatementLineItems [Line Items]
Payroll, social charges and accruals	540,773	611,556
Labor Liabilities [Member] | Vacation [Member]
IfrsStatementLineItems [Line Items]
Payroll, social charges and accruals	107,471	100,175
Labor Liabilities [Member] | Provisions By Performances And Profit Sharing [Member]
IfrsStatementLineItems [Line Items]
Payroll, social charges and accruals	364,701	483,110
Labor Liabilities [Member] | Voluntary Retirement Program [Member]
IfrsStatementLineItems [Line Items]
Payroll, social charges and accruals	68,601	28,071
Labor Liabilities [Member] | Other Liabilitites [Member]
IfrsStatementLineItems [Line Items]
Payroll, social charges and accruals	R$ (0)	R$ 200